UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Esq.	Leonard Mackey, Esq.
Vice President and Senior Counsel	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUTO COMPONENTS — 2.6%
BorgWarner, Inc. (a)(b)	224,508	$14,310,140
Johnson Controls, Inc.	1,391,990	43,513,607
The Goodyear Tire & Rubber Co. (a)	500,027	7,085,383

		64,909,130

AUTOMOBILES — 4.1%
Ford Motor Co. (a)	7,775,699	83,666,521
Harley-Davidson, Inc.	475,196	18,470,869

		102,137,390

DISTRIBUTORS — 0.8%
Genuine Parts Co.	318,397	19,485,896

DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Group, Inc. (Class A) (a)	237,829	12,811,848
DeVry, Inc.	123,804	4,761,502
H&R Block, Inc. (b)	598,561	9,774,501

		27,347,851

HOTELS, RESTAURANTS & LEISURE — 19.0%
Carnival Corp.	925,329	30,202,739
Chipotle Mexican Grill, Inc. (a)	64,169	21,672,438
Darden Restaurants, Inc. (b)	269,550	12,286,089
International Game Technology	611,273	10,513,896
Marriott International, Inc. (Class A)	548,552	16,001,262
McDonald’s Corp.	2,093,141	210,004,836
Starbucks Corp.	1,525,150	70,172,151
Starwood Hotels & Resorts Worldwide, Inc.	393,205	18,862,044
Wyndham Worldwide Corp.	312,130	11,807,878
Wynn Resorts, Ltd.	161,958	17,894,739
Yum! Brands, Inc.	942,062	55,591,079

		475,009,151

HOUSEHOLD DURABLES — 1.9%
D.R. Horton, Inc.	563,767	7,109,102
Harman International Industries, Inc.	143,494	5,458,512
Leggett & Platt, Inc.	284,586	6,556,861
Lennar Corp. (Class A) (b)	329,107	6,466,952
Newell Rubbermaid, Inc.	592,212	9,564,224
Pulte Group, Inc. (a)(b)	690,800	4,358,948
Whirlpool Corp. (b)	157,264	7,462,177

		46,976,776

INTERNET & CATALOG RETAIL — 7.8%
Amazon.com, Inc. (a)	744,509	128,874,508
Expedia, Inc. (b)	193,803	5,624,163
NetFlix, Inc. (a)(b)	113,486	7,863,445
priceline.com, Inc. (a)	101,997	47,705,017
TripAdvisor, Inc. (a)(b)	193,803	4,885,774

		194,952,907

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc.	237,193	7,564,085
Mattel, Inc.	692,635	19,227,547

		26,791,632

MEDIA — 29.0%
Cablevision Systems Corp.	451,481	6,420,060
CBS Corp. (Class B)	1,338,131	36,316,875
Comcast Corp. (Class A)	5,574,035	132,160,370
DIRECTV (Class A) (a)	1,441,707	61,647,391
Discovery Communications, Inc. (Class A) (a)	540,135	22,129,331
Gannett Co., Inc.	487,400	6,516,538
McGraw-Hill Cos., Inc.	599,857	26,975,569
News Corp. (Class A)	4,481,551	79,950,870
Omnicom Group, Inc.	564,202	25,152,125
Scripps Networks Interactive (Class A)	198,920	8,438,187
The Interpublic Group of Cos., Inc.	942,596	9,171,459
The Walt Disney Co.	3,675,981	137,849,288
The Washington Post Co. (Class B) (b)	9,967	3,755,665
Time Warner Cable, Inc.	652,623	41,487,244
Time Warner, Inc.	2,045,364	73,919,455
Viacom, Inc. (Class B)	1,128,569	51,248,318

		723,138,745

MULTILINE RETAIL — 7.7%
Big Lots, Inc. (a)	132,918	5,018,984
Dollar Tree, Inc. (a)	243,528	20,239,612
Family Dollar Stores, Inc.	240,060	13,841,860
J.C. Penney Co., Inc. (b)	294,135	10,338,845
Kohl’s Corp.	516,851	25,506,597
Macy’s, Inc.	858,560	27,628,461
Nordstrom, Inc.	330,883	16,448,194
Sears Holdings Corp. (a)(b)	78,135	2,483,130
Target Corp.	1,373,934	70,372,899

		191,878,582

SPECIALTY RETAIL — 18.5%
Abercrombie & Fitch Co. (Class A)	175,794	8,585,779
AutoNation, Inc. (a)(b)	97,164	3,582,437
AutoZone, Inc. (a)	57,071	18,546,363
Bed Bath & Beyond, Inc. (a)	490,972	28,461,647
Best Buy Co., Inc. (b)	599,943	14,020,668
CarMax, Inc. (a)(b)	463,375	14,123,670
GameStop Corp. (Class A) (a)(b)	283,376	6,837,863
Limited Brands, Inc.	503,243	20,305,855
Lowe’s Cos., Inc.	2,562,483	65,035,819
O’Reilly Automotive, Inc. (a)	262,227	20,965,049
Orchard Supply Hardware Stores Corp. (Class A) (a)(c)	3,509	26,423
Ross Stores, Inc.	473,644	22,512,299
Staples, Inc.	1,430,537	19,870,159
The Gap, Inc. (b)	709,855	13,167,810
The Home Depot, Inc.	3,152,997	132,551,994
Tiffany & Co.	259,739	17,210,306
TJX Cos., Inc.	771,499	49,800,260
Urban Outfitters, Inc. (a)	228,174	6,288,475

		461,892,876

TEXTILES, APPAREL & LUXURY GOODS — 6.0%
Coach, Inc.	597,280	36,457,971
NIKE, Inc. (Class B)	758,424	73,089,321
Ralph Lauren Corp.	131,946	18,219,104
V.F. Corp.	177,680	22,563,583

		150,329,979

TOTAL COMMON STOCKS —
(Cost $2,696,412,611)		2,484,850,915

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCK — 0.0% (c)
SPECIALTY RETAIL — 0.0% (c)
Orchard Supply Hardware Stores Corp. (Series A) (a) (Cost $25,878)	3,509	$—

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	50,492,195	50,492,195
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	4,299,226	4,299,226

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,791,421)		54,791,421

TOTAL INVESTMENTS — 101.8% (g)
(Cost $2,751,229,910)		2,539,642,336
OTHER ASSETS & LIABILITIES — (1.8)%		(45,972,698)

NET ASSETS — 100.0%		$2,493,669,638

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordence with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accomanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 15.8%
Beam, Inc.	704,410	$36,086,924
Brown-Forman Corp. (Class B)	664,337	53,485,772
Coca-Cola Enterprises, Inc.	2,060,543	53,120,799
Constellation Brands, Inc. (Class A) (a)	1,197,111	24,744,284
Dr. Pepper Snapple Group, Inc.	986,218	38,935,887
Molson Coors Brewing Co. (Class B)	1,212,630	52,797,910
PepsiCo, Inc.	3,574,413	237,162,303
The Coca-Cola Co.	6,056,284	423,758,191

		920,092,070

FOOD & STAPLES RETAILING — 23.0%
Costco Wholesale Corp.	2,190,599	182,520,708
CVS Caremark Corp.	6,635,519	270,596,465
Safeway, Inc. (b)	1,923,878	40,478,393
SUPERVALU, Inc. (b)	1,519,381	12,337,374
Sysco Corp.	3,051,376	89,496,858
The Kroger Co.	3,239,428	78,458,946
Wal-Mart Stores, Inc.	7,949,126	475,039,770
Walgreen Co.	4,283,047	141,597,534
Whole Foods Market, Inc.	726,326	50,537,763

		1,341,063,811

FOOD PRODUCTS — 19.6%
Archer-Daniels-Midland Co.	3,523,014	100,758,201
Campbell Soup Co. (b)	1,195,151	39,726,819
ConAgra Foods, Inc.	2,353,427	62,130,473
Dean Foods Co. (a)(b)	826,622	9,258,166
General Mills, Inc.	3,369,564	136,164,081
H.J. Heinz Co.	1,799,081	97,222,337
Hormel Foods Corp. (b)	626,285	18,343,888
Kellogg Co.	1,397,269	70,659,893
Kraft Foods, Inc. (Class A)	8,040,336	300,386,953
McCormick & Co., Inc. (b)	986,785	49,753,700
Mead Johnson Nutrition Co.	924,597	63,547,552
Sara Lee Corp.	3,170,320	59,982,454
The Hershey Co. (b)	876,043	54,121,937
The J.M. Smucker Co.	517,536	40,455,789
Tyson Foods, Inc. (Class A)	2,152,027	44,417,837

		1,146,930,080

HOUSEHOLD PRODUCTS — 21.5%
Colgate-Palmolive Co.	2,404,336	222,136,603
Kimberly-Clark Corp.	1,959,257	144,122,945
The Clorox Co.	779,110	51,857,562
The Procter & Gamble Co.	12,522,668	835,387,182

		1,253,504,292

PERSONAL PRODUCTS — 1.7%
Avon Products, Inc.	2,339,227	40,866,296
The Estee Lauder Cos., Inc. (Class A)	507,872	57,044,183

		97,910,479

TOBACCO — 18.0%
Altria Group, Inc.	9,358,402	277,476,619
Lorillard, Inc.	613,986	69,994,404
Philip Morris International, Inc.	7,905,518	620,425,053
Reynolds American, Inc.	2,027,843	83,993,257

		1,051,889,333

TOTAL COMMON STOCKS —
(Cost $5,718,419,576)		5,811,390,065

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	62,905,523	62,905,523
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	1,236,652	1,236,652

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,142,175)		64,142,175

TOTAL INVESTMENTS — 100.7% (f)
(Cost $5,782,561,751)		5,875,532,240
OTHER ASSETS & LIABILITIES — (0.7)%		(42,102,700)

NET ASSETS — 100.0%		$5,833,429,540

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 19.6%
Baker Hughes, Inc.	2,727,832	$132,681,748
Cameron International Corp. (a)	1,848,140	90,910,007
Diamond Offshore Drilling, Inc.	534,381	29,529,894
FMC Technologies, Inc. (a)(b)	2,030,700	106,063,461
Halliburton Co.	5,196,278	179,323,554
Helmerich & Payne, Inc. (b)	501,136	29,246,297
Nabors Industries, Ltd. (a)	2,477,767	42,964,480
National-Oilwell Varco, Inc.	2,536,541	172,459,423
Noble Corp. (a)	1,181,237	35,696,982
Rowan Cos., Inc. (a)	1,594,964	48,375,258
Schlumberger, Ltd.	6,605,659	451,232,566

		1,318,483,670

OIL, GAS & CONSUMABLE FUELS — 80.3%
Alpha Natural Resources, Inc. (a)	1,060,819	21,672,532
Anadarko Petroleum Corp.	2,734,363	208,713,928
Apache Corp.	2,088,233	189,152,145
Cabot Oil & Gas Corp.	1,065,947	80,905,377
Chesapeake Energy Corp. (b)	4,137,467	92,224,139
Chevron Corp.	9,592,610	1,020,653,704
ConocoPhillips	4,629,850	337,377,169
CONSOL Energy, Inc.	1,712,151	62,835,942
Denbury Resources, Inc. (a)(b)	3,793,429	57,280,778
Devon Energy Corp.	2,199,856	136,391,072
El Paso Corp.	5,740,991	152,538,131
EOG Resources, Inc.	1,546,050	152,301,385
EQT Corp.	699,474	38,324,180
Exxon Mobil Corp.	15,257,558	1,293,230,616
Hess Corp.	1,747,337	99,248,742
Marathon Oil Corp.	3,897,349	114,075,405
Marathon Petroleum Corp.	1,668,240	55,535,710
Murphy Oil Corp.	1,238,769	69,048,984
Newfield Exploration Co. (a)	619,193	23,362,152
Noble Energy, Inc.	1,131,250	106,778,688
Occidental Petroleum Corp.	3,341,717	313,118,883
Peabody Energy Corp.	1,847,576	61,173,241
Pioneer Natural Resources Co.	1,307,070	116,956,624
QEP Resources, Inc.	827,995	24,260,254
Range Resources Corp.	1,158,574	71,762,074
Southwestern Energy Co. (a)	2,093,650	66,871,181
Spectra Energy Corp.	4,116,736	126,589,632
Sunoco, Inc. (b)	1,209,171	49,600,194
Tesoro Corp. (a)(b)	2,118,420	49,486,291
The Williams Cos., Inc.	3,922,396	129,517,516
Valero Energy Corp.	3,687,079	77,613,013

		5,398,599,682

TOTAL COMMON STOCKS —
(Cost $7,946,218,346)		6,717,083,352

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	117,946,676	117,946,676
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	5,257,475	5,257,475

TOTAL SHORT TERM INVESTMENTS —
(Cost $123,204,151)		123,204,151

TOTAL INVESTMENTS — 101.7% (f)
(Cost $8,069,422,497)		6,840,287,503
OTHER ASSETS & LIABILITIES — (1.7)%		(115,811,955)

NET ASSETS — 100.0%		$6,724,475,548

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CAPITAL MARKETS — 13.2%
Ameriprise Financial, Inc.	792,571	$39,343,224
BlackRock, Inc.	350,995	62,561,349
E*TRADE Financial Corp. (a)	901,061	7,172,446
Federated Investors, Inc. (Class B) (b)	329,000	4,984,350
Franklin Resources, Inc. (b)	509,905	48,981,474
Invesco, Ltd.	1,579,911	31,740,412
Legg Mason, Inc. (b)	441,742	10,623,895
Morgan Stanley	5,198,951	78,660,129
Northern Trust Corp.	844,181	33,480,219
State Street Corp. (c)	1,723,335	69,467,634
T. Rowe Price Group, Inc. (b)	884,974	50,399,269
The Bank of New York Mellon Corp.	4,247,904	84,575,769
The Charles Schwab Corp.	3,781,563	42,580,399
The Goldman Sachs Group, Inc.	1,724,584	155,954,131

		720,524,700

COMMERCIAL BANKS — 19.5%
BB&T Corp.	2,442,035	61,466,021
Comerica, Inc.	695,947	17,955,433
Fifth Third Bancorp	3,222,071	40,984,743
First Horizon National Corp. (b)	935,851	7,486,808
Huntington Bancshares, Inc.	3,064,207	16,822,496
KeyCorp	3,381,916	26,006,934
M & T Bank Corp. (b)	440,031	33,591,967
PNC Financial Services Group, Inc.	1,843,061	106,289,328
Regions Financial Corp.	4,467,668	19,210,972
SunTrust Banks, Inc.	1,881,117	33,295,771
U.S. Bancorp	6,685,284	180,836,932
Wells Fargo & Co.	18,473,557	509,131,231
Zions Bancorporation (b)	653,795	10,643,783

		1,063,722,419

CONSUMER FINANCE — 5.6%
American Express Co.	3,539,771	166,970,998
Capital One Financial Corp.	1,610,242	68,097,134
Discover Financial Services	1,925,471	46,211,304
SLM Corp.	1,808,402	24,232,587

		305,512,023

DIVERSIFIED FINANCIAL SERVICES — 19.7%
Bank of America Corp.	35,506,687	197,417,180
Citigroup, Inc.	10,241,916	269,464,810
CME Group, Inc.	232,547	56,664,728
IntercontinentalExchange, Inc. (a)	254,524	30,682,868
JPMorgan Chase & Co.	13,310,897	442,587,325
Leucadia National Corp.	702,899	15,983,923
Moody’s Corp. (b)	693,643	23,361,896
NYSE Euronext	931,958	24,324,104
The Nasdaq OMX Group, Inc. (a)	452,330	11,086,608

		1,071,573,442

INSURANCE — 26.2%
ACE, Ltd.	1,179,904	82,734,868
AFLAC, Inc.	1,635,150	70,736,589
American International Group, Inc. (a)	1,530,263	35,502,102
Aon Corp.	1,132,460	52,999,128
Assurant, Inc.	327,002	13,426,702
Berkshire Hathaway, Inc. (Class B) (a)	6,158,600	469,901,180
Chubb Corp.	974,087	67,426,302
Cincinnati Financial Corp. (b)	578,671	17,626,319
Genworth Financial, Inc. (Class A) (a)	1,742,040	11,410,362
Hartford Financial Services Group, Inc.	1,580,644	25,685,465
Lincoln National Corp.	1,071,561	20,809,715
Loews Corp.	1,069,715	40,274,770
Marsh & McLennan Cos., Inc.	1,884,588	59,590,673
MetLife, Inc.	3,704,918	115,519,343
Principal Financial Group, Inc.	1,069,019	26,297,867
Prudential Financial, Inc.	1,653,502	82,873,520
The Allstate Corp.	1,770,316	48,524,362
The Progressive Corp.	2,160,338	42,148,194
The Travelers Cos., Inc.	1,445,926	85,555,441
Torchmark Corp.	361,835	15,700,021
Unum Group	1,037,551	21,861,200
XL Group PLC	1,138,625	22,510,616

		1,429,114,739

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.8%
American Tower Corp. (Class A)	1,356,921	81,428,829
Apartment Investment & Management Co. (Class A)	428,441	9,815,583
AvalonBay Communities, Inc.	333,031	43,493,849
Boston Properties, Inc. (b)	517,187	51,511,825
Equity Residential	1,039,107	59,260,272
HCP, Inc.	1,428,477	59,181,802
Health Care REIT, Inc.	664,852	36,254,380
Host Hotels & Resorts, Inc.	2,473,977	36,540,640
Kimco Realty Corp.	1,444,385	23,456,812
Plum Creek Timber Co., Inc. (b)	575,135	21,026,936
ProLogis, Inc.	1,605,326	45,896,270
Public Storage, Inc.	497,323	66,870,051
Simon Property Group, Inc.	1,029,204	132,705,564
Ventas, Inc.	1,008,567	55,602,299
Vornado Realty Trust	646,255	49,671,159
Weyerhaeuser Co.	1,879,108	35,082,946

		807,799,217

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. (a)	1,153,714	17,559,527

THRIFTS & MORTGAGE FINANCE — 0.5%
Hudson City Bancorp, Inc.	1,872,096	11,700,600
People’s United Financial, Inc. (b)	1,279,333	16,439,429

		28,140,029

TOTAL COMMON STOCKS —
(Cost $6,857,068,241)		5,443,946,096

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	62,558,680	62,558,680

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	8,722,795	$8,722,795

TOTAL SHORT TERM INVESTMENTS —
(Cost $71,281,475)		71,281,475

TOTAL INVESTMENTS — 101.2% (g)
(Cost $6,928,349,716)		5,515,227,571
OTHER ASSETS & LIABILITIES — (1.2)%		(64,656,773)

NET ASSETS — 100.0%		$5,450,570,798

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 10.3%
Amgen, Inc.	2,000,553	$128,455,508
Biogen Idec, Inc. (a)	624,960	68,776,848
Celgene Corp. (a)	1,119,552	75,681,715
Gilead Sciences, Inc. (a)	1,894,359	77,536,114

		350,450,185

HEALTH CARE EQUIPMENT & SUPPLIES — 15.2%
Baxter International, Inc.	1,443,244	71,411,713
Becton, Dickinson & Co.	557,208	41,634,582
Boston Scientific Corp. (a)	3,776,454	20,166,264
C.R. Bard, Inc.	230,693	19,724,251
CareFusion Corp. (a)	561,024	14,255,620
Covidien PLC	1,218,414	54,840,814
DENTSPLY International, Inc. (b)	355,527	12,439,890
Edwards Lifesciences Corp. (a)	288,091	20,368,034
Intuitive Surgical, Inc. (a)	98,555	45,631,951
Medtronic, Inc.	2,674,285	102,291,401
St. Jude Medical, Inc.	826,573	28,351,454
Stryker Corp.	835,137	41,514,660
Varian Medical Systems, Inc. (a)(b)	284,181	19,077,071
Zimmer Holdings, Inc. (a)	459,039	24,521,863

		516,229,568

HEALTH CARE PROVIDERS & SERVICES — 18.2%
Aetna, Inc.	939,738	39,647,546
AmerisourceBergen Corp.	677,209	25,185,403
Cardinal Health, Inc.	877,125	35,620,046
CIGNA Corp.	744,298	31,260,516
Coventry Health Care, Inc. (a)	364,295	11,063,639
DaVita, Inc. (a)	235,436	17,848,403
Express Scripts, Inc. (a)(b)	1,291,703	57,726,207
Humana, Inc.	443,757	38,877,551
Laboratory Corp. of America Holdings (a)	250,211	21,510,640
McKesson Corp.	637,886	49,697,698
Medco Health Solutions, Inc. (a)	1,004,212	56,135,451
Patterson Cos., Inc. (b)	220,927	6,521,765
Quest Diagnostics, Inc.	413,930	24,032,776
Tenet Healthcare Corp. (a)	1,124,128	5,766,777
UnitedHealth Group, Inc.	2,710,557	137,371,029
WellPoint, Inc.	901,660	59,734,975

		618,000,422

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	366,289	22,435,201

LIFE SCIENCES TOOLS & SERVICES — 3.3%
Agilent Technologies, Inc. (a)	875,203	30,570,841
Life Technologies Corp. (a)	450,209	17,517,632
PerkinElmer, Inc.	282,199	5,643,980
Thermo Fisher Scientific, Inc. (a)	955,491	42,968,430
Waters Corp. (a)	226,410	16,765,661

		113,466,544

PHARMACEUTICALS — 52.2%
Abbott Laboratories	3,330,269	187,261,026
Allergan, Inc.	790,784	69,383,388
Bristol-Myers Squibb Co.	4,295,371	151,368,874
Eli Lilly & Co.	2,567,744	106,715,441
Forest Laboratories, Inc. (a)	682,764	20,660,439
Hospira, Inc. (a)	415,579	12,621,134
Johnson & Johnson	6,887,193	451,662,117
Merck & Co., Inc.	7,686,859	289,794,584
Mylan, Inc. (a)	1,074,316	23,054,821
Perrigo Co. (b)	235,280	22,892,744
Pfizer, Inc.	19,386,489	419,523,622
Watson Pharmaceuticals, Inc. (a)	334,200	20,165,628

		1,775,103,818

TOTAL COMMON STOCKS —
(Cost $3,778,339,708)		3,395,685,738

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	26,106,125	26,106,125
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	989,893	989,893

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,096,018)		27,096,018

TOTAL INVESTMENTS — 100.6% (f)
(Cost $3,805,435,726)		3,422,781,756
OTHER ASSETS & LIABILITIES — (0.6)%		(21,949,023)

NET ASSETS — 100.0%		$3,400,832,733

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 25.4%
General Dynamics Corp.	814,560	$54,094,930
Goodrich Corp.	404,775	50,070,667
Honeywell International, Inc.	1,715,079	93,214,544
L-3 Communications Holdings, Inc.	209,823	13,990,998
Lockheed Martin Corp. (a)	591,400	47,844,260
Northrop Grumman Corp. (a)	592,807	34,667,353
Precision Castparts Corp.	302,816	49,901,049
Raytheon Co.	796,284	38,524,220
Rockwell Collins, Inc.	410,963	22,755,021
Textron, Inc.	729,458	13,487,678
The Boeing Co.	1,630,386	119,588,813
United Technologies Corp.	1,977,508	144,536,060

		682,675,593

AIR FREIGHT & LOGISTICS — 9.4%
C.H. Robinson Worldwide, Inc.	344,277	24,023,649
Expeditors International of Washington, Inc.	445,293	18,239,201
FedEx Corp.	714,405	59,659,961
United Parcel Service, Inc. (Class B)	2,065,372	151,164,577

		253,087,388

AIRLINES — 0.6%
Southwest Airlines Co.	1,795,644	15,370,713

BUILDING PRODUCTS — 0.3%
Masco Corp.	831,357	8,712,621

COMMERCIAL SERVICES & SUPPLIES — 4.2%
Avery Dennison Corp.	275,591	7,903,950
Cintas Corp.	281,172	9,787,597
Iron Mountain, Inc.	387,315	11,929,302
Pitney Bowes, Inc. (a)	484,116	8,975,511
R.R. Donnelley & Sons Co. (a)	568,133	8,198,159
Republic Services, Inc.	661,758	18,231,433
Stericycle, Inc. (a)(b)	179,821	14,011,652
Waste Management, Inc. (a)	1,056,301	34,551,606

		113,589,210

CONSTRUCTION & ENGINEERING — 1.7%
Fluor Corp.	518,818	26,070,605
Jacobs Engineering Group, Inc. (b)	268,980	10,915,208
Quanta Services, Inc. (b)	443,198	9,546,485

		46,532,298

ELECTRICAL EQUIPMENT — 5.2%
Cooper Industries PLC	332,712	18,016,355
Emerson Electric Co.	1,637,364	76,284,789
Rockwell Automation, Inc.	385,861	28,310,621
Roper Industries, Inc.	202,526	17,593,434

		140,205,199

INDUSTRIAL CONGLOMERATES — 19.6%
3M Co.	1,510,353	123,441,151
Danaher Corp.	1,343,749	63,209,953
General Electric Co.	16,422,430	294,125,721
Tyco International, Ltd.	969,549	45,287,634

		526,064,459

MACHINERY — 20.8%
Caterpillar, Inc.	1,448,409	131,225,855
Cummins, Inc.	746,376	65,696,016
Deere & Co.	970,788	75,090,452
Dover Corp.	469,860	27,275,373
Eaton Corp.	859,062	37,394,969
Flowserve Corp.	116,334	11,554,293
Illinois Tool Works, Inc.	1,079,589	50,427,602
Ingersoll-Rand PLC	655,669	19,978,234
Joy Global, Inc.	220,724	16,547,678
PACCAR, Inc.	875,994	32,823,495
Pall Corp.	355,855	20,337,113
Parker-Hannifin Corp.	400,695	30,552,994
Snap-on, Inc.	122,303	6,190,978
Stanley Black & Decker, Inc.	354,723	23,979,275
Xylem, Inc.	386,876	9,938,845

		559,013,172

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	102,250	7,651,368
Equifax, Inc.	347,875	13,476,677
Robert Half International, Inc. (a)	424,955	12,094,219

		33,222,264

ROAD & RAIL — 9.1%
CSX Corp.	2,663,846	56,100,597
Norfolk Southern Corp.	830,082	60,479,774
Ryder System, Inc.	193,841	10,300,711
Union Pacific Corp.	1,104,945	117,057,873

		243,938,955

TRADING COMPANIES & DISTRIBUTORS — 2.2%
Fastenal Co. (a)	620,016	27,038,898
W.W. Grainger, Inc.	167,190	31,296,296

		58,335,194

TOTAL COMMON STOCKS —
(Cost $3,255,086,402)		2,680,747,066

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	44,296,824	44,296,824
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	2,244,556	2,244,556

TOTAL SHORT TERM INVESTMENTS —
(Cost $46,541,380)		46,541,380

TOTAL INVESTMENTS — 101.4% (f)
(Cost $3,301,627,782)		2,727,288,446
OTHER ASSETS & LIABILITIES — (1.4)%		(38,285,465)

NET ASSETS — 100.0%		$2,689,002,981

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 61.8%
Air Products & Chemicals, Inc.	868,892	$74,020,910
Airgas, Inc.	312,979	24,437,400
CF Industries Holdings, Inc.	282,404	40,942,932
E.I. du Pont de Nemours & Co.	3,814,555	174,630,328
Eastman Chemical Co.	623,985	24,372,854
Ecolab, Inc.	1,291,346	74,652,712
FMC Corp.	317,768	27,340,759
International Flavors & Fragrances, Inc.	369,417	19,364,839
Monsanto Co.	2,210,569	154,894,570
PPG Industries, Inc.	664,765	55,501,230
Praxair, Inc.	1,237,620	132,301,578
Sigma-Aldrich Corp. (a)	528,414	33,004,738
The Dow Chemical Co.	2,871,991	82,598,461
The Mosaic Co.	1,266,537	63,871,461
The Sherwin-Williams Co.	380,984	34,010,442

		1,015,945,214

CONSTRUCTION MATERIALS — 1.5%
Vulcan Materials Co. (a)	601,982	23,687,992

CONTAINERS & PACKAGING — 4.4%
Ball Corp.	734,699	26,236,101
Bemis Co., Inc.	492,491	14,814,129
Owens-Illinois, Inc. (b)	803,467	15,571,190
Sealed Air Corp.	935,065	16,092,469

		72,713,889

METALS & MINING — 27.3%
Alcoa, Inc.	4,593,411	39,733,005
Allegheny Technologies, Inc.	490,509	23,446,330
Cliffs Natural Resources, Inc.	625,408	38,994,189
Freeport-McMoRan Copper & Gold, Inc.	3,913,595	143,981,160
Newmont Mining Corp.	2,042,915	122,595,329
Nucor Corp.	1,369,890	54,206,547
Titanium Metals Corp. (a)	470,694	7,050,996
United States Steel Corp. (a)	683,886	18,095,624

		448,103,180

PAPER & FOREST PRODUCTS — 4.8%
International Paper Co.	1,886,270	55,833,592
MeadWestvaco Corp.	784,625	23,499,519

		79,333,111

TOTAL COMMON STOCKS —
(Cost $1,962,564,517)		1,639,783,386

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	34,487,668	34,487,668
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	1,881,094	1,881,094

TOTAL SHORT TERM INVESTMENTS —
(Cost $36,368,762)		36,368,762

TOTAL INVESTMENTS — 102.0% (f)
(Cost $1,998,933,279)		1,676,152,148
OTHER ASSETS & LIABILITIES — (2.0)%		(32,409,459)

NET ASSETS — 100.0%		$1,643,742,689

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 9.6%
Cisco Systems, Inc.	17,480,640	$316,049,971
F5 Networks, Inc. (a)	258,489	27,430,853
Harris Corp. (b)	411,932	14,846,029
JDS Uniphase Corp. (a)	964,430	10,068,649
Juniper Networks, Inc. (a)	1,765,739	36,038,733
Motorola Mobility Holdings, Inc. (a)	857,079	33,254,665
Motorola Solutions, Inc.	953,965	44,159,040
QUALCOMM, Inc.	5,498,900	300,789,830

		782,637,770

COMPUTERS & PERIPHERALS — 20.8%
Apple, Inc. (a)	3,022,201	1,223,991,405
Dell, Inc. (a)	5,050,534	73,889,312
EMC Corp. (a)	6,721,784	144,787,227
Hewlett-Packard Co.	5,362,926	138,148,974
Lexmark International, Inc. (Class A)	296,322	9,799,369
NetApp, Inc. (a)	1,226,988	44,502,855
SanDisk Corp. (a)	852,532	41,953,100
Western Digital Corp. (a)	802,495	24,837,220

		1,701,909,462

DIVERSIFIED TELECOMMUNICATION SERVICES — 13.1%
AT&T, Inc.	19,269,562	582,711,555
CenturyLink, Inc.	2,101,114	78,161,441
Frontier Communications Corp. (b)	3,885,117	20,008,353
Verizon Communications, Inc.	9,255,171	371,317,460
Windstream Corp. (b)	2,101,121	24,667,160

		1,076,865,969

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A)	577,594	26,216,992
Corning, Inc.	5,211,025	67,639,104
FLIR Systems, Inc. (b)	561,922	14,087,385
Jabil Circuit, Inc.	716,266	14,081,790
Molex, Inc. (b)	519,471	12,394,578
TE Connectivity Ltd.	1,380,183	42,523,438

		176,943,287

INTERNET SOFTWARE & SERVICES — 9.2%
Akamai Technologies, Inc. (a)(b)	661,391	21,349,701
eBay, Inc. (a)	3,800,244	115,261,401
Google, Inc. (Class A) (a)	821,502	530,608,142
VeriSign, Inc. (b)	570,692	20,385,118
Yahoo!, Inc. (a)	4,122,532	66,496,441

		754,100,803

IT SERVICES — 17.8%
Accenture PLC (Class A)	2,084,017	110,932,225
Automatic Data Processing, Inc.	1,625,794	87,809,134
Cognizant Technology Solutions Corp. (Class A) (a)	1,022,410	65,751,187
Computer Sciences Corp.	533,118	12,634,897
Fidelity National Information Services, Inc.	862,685	22,938,794
Fiserv, Inc. (a)	485,999	28,547,581
International Business Machines Corp.	3,832,547	704,728,742
MasterCard, Inc. (Class A)	354,667	132,226,951
Paychex, Inc. (b)	1,100,177	33,126,330
SAIC, Inc. (a)	898,117	11,037,858
Teradata Corp. (a)	596,749	28,948,294
The Western Union Co.	2,080,451	37,989,035
Total System Services, Inc.	600,360	11,743,042
Visa, Inc. (Class A)	1,653,783	167,908,588

		1,456,322,658

OFFICE ELECTRONICS — 0.5%
Xerox Corp.	4,822,473	38,386,885

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
Advanced Micro Devices, Inc. (a)(b)	2,167,568	11,704,867
Altera Corp.	1,122,699	41,652,133
Analog Devices, Inc.	1,023,680	36,627,270
Applied Materials, Inc.	4,354,458	46,636,245
Broadcom Corp. (Class A) (a)	1,633,993	47,974,035
First Solar, Inc. (a)(b)	187,704	6,336,887
Intel Corp.	14,119,415	342,395,814
KLA-Tencor Corp. (b)	583,122	28,135,637
Linear Technology Corp.	795,706	23,895,051
LSI Corp. (a)	2,040,566	12,141,368
Microchip Technology, Inc. (b)	680,084	24,911,477
Micron Technology, Inc. (a)	3,418,812	21,504,327
Novellus Systems, Inc. (a)(b)	262,166	10,824,834
NVIDIA Corp. (a)	2,098,524	29,085,543
Teradyne, Inc. (a)(b)	765,287	10,430,862
Texas Instruments, Inc.	3,772,430	109,815,437
Xilinx, Inc.	914,041	29,304,154

		833,375,941

SOFTWARE — 16.0%
Adobe Systems, Inc. (a)	1,638,887	46,331,336
Autodesk, Inc. (a)	799,086	24,236,278
BMC Software, Inc. (a)	589,990	19,339,872
CA, Inc.	1,265,886	25,589,886
Citrix Systems, Inc. (a)	646,038	39,227,427
Electronic Arts, Inc. (a)	1,157,484	23,844,170
Intuit, Inc.	1,015,555	53,408,038
Microsoft Corp.	24,345,005	631,996,330
Oracle Corp.	12,866,291	330,020,364
Red Hat, Inc. (a)	682,356	28,174,479
Salesforce.com, Inc. (a)	474,846	48,177,875
Symantec Corp. (a)	2,482,140	38,845,491

		1,309,191,546

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
MetroPCS Communications, Inc. (a)	1,110,823	9,641,944
Sprint Nextel Corp. (a)	10,140,727	23,729,301

		33,371,245

TOTAL COMMON STOCKS —
(Cost $8,617,430,281)		8,163,105,566

SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	60,576,703	60,576,703

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	19,635,889	$19,635,889

TOTAL SHORT TERM INVESTMENTS —
(Cost $80,212,592)		80,212,592

TOTAL INVESTMENTS — 100.7% (f)
(Cost $8,697,642,873)		8,243,318,158
OTHER ASSETS & LIABILITIES — (0.7)%		(60,489,553)

NET ASSETS — 100.0%		$8,182,828,605

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 53.6%
American Electric Power Co., Inc.	8,425,681	$348,064,882
Duke Energy Corp. (a)	21,351,665	469,736,630
Edison International	5,683,976	235,316,606
Entergy Corp.	3,058,975	223,458,124
Exelon Corp.	11,515,523	499,428,233
FirstEnergy Corp.	7,263,828	321,787,580
NextEra Energy, Inc.	7,338,771	446,784,378
Northeast Utilities	3,074,742	110,905,944
Pepco Holdings, Inc. (a)	3,998,225	81,163,968
Pinnacle West Capital Corp.	1,940,397	93,488,327
PPL Corp.	10,082,133	296,616,353
Progress Energy, Inc.	5,158,010	288,951,720
Southern Co.	14,969,802	692,952,135

		4,108,654,880

GAS UTILITIES — 3.2%
AGL Resources, Inc.	2,027,431	85,679,234
Oneok, Inc.	1,788,843	155,074,800

		240,754,034

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.5%
Constellation Energy Group, Inc.	3,518,667	139,585,520
NRG Energy, Inc. (a)(b)	3,995,629	72,400,797
The AES Corp. (b)	11,266,103	133,390,660

		345,376,977

MULTI-UTILITIES — 38.3%
Ameren Corp.	4,242,602	140,557,404
CenterPoint Energy, Inc.	7,502,992	150,735,109
CMS Energy Corp. (a)	4,472,913	98,761,919
Consolidated Edison, Inc. (a)	5,122,514	317,749,543
Dominion Resources, Inc.	9,893,280	525,135,302
DTE Energy Co.	2,970,840	161,762,238
Integrys Energy Group, Inc. (a)	1,378,769	74,701,704
NiSource, Inc. (a)	4,959,076	118,075,600
PG&E Corp.	7,092,000	292,332,240
Public Service Enterprise Group, Inc.	8,786,847	290,053,820
SCANA Corp. (a)	2,004,082	90,303,935
Sempra Energy	4,184,956	230,172,580
TECO Energy, Inc. (a)	3,810,349	72,930,080
Wisconsin Energy Corp. (a)	4,017,051	140,436,103
Xcel Energy, Inc.	8,495,748	234,822,475

		2,938,530,052

TOTAL COMMON STOCKS —
(Cost $7,447,686,010)		7,633,315,943

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	168,464,137	168,464,137
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	16,645,762	16,645,762

TOTAL SHORT TERM INVESTMENTS —
(Cost $185,109,899)		185,109,899

TOTAL INVESTMENTS — 102.0% (f)
(Cost $7,632,795,909)		7,818,425,842
OTHER ASSETS & LIABILITIES — (2.0)%		(152,570,769)

NET ASSETS — 100.0%		$7,665,855,073

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. There were no material transfers between levels for the period ended December 31, 2011.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2011:

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

Consumer Discretionary Select Sector SPDR Fund	$2,539,615,913	$26,423	$—	$2,539,642,336
Consumer Staples Select Sector SPDR Fund	5,875,532,240	—	—	5,875,532,240
Energy Select Sector SPDR Fund	6,840,287,503	—	—	6,840,287,503
Financial Select Sector SPDR Fund	5,515,227,571	—	—	5,515,227,571
Health Care Select Sector SPDR Fund	3,422,781,756	—	—	3,422,781,756
Industrial Select Sector SPDR Fund	2,727,288,446	—	—	2,727,288,446
Materials Select Sector SPDR Fund	1,676,152,148	—	—	1,676,152,148
Technology Select Sector SPDR Fund	8,243,318,158	—	—	8,243,318,158
Utilities Select Sector SPDR Fund	7,818,425,842	—	—	7,818,425,842

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2011, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/11	9/30/11	9/30/11	Cost	Shares	Proceeds	Shares	at 12/31/11	12/31/11	Income	Gain/(Loss)

1,545,645	$70,811,959	$49,707,943	$66,160,562	1,697,611	$58,110,984	1,519,921	1,723,335	$69,467,634	$278,025	$(181,386)

Each Fund may invest in certain money market funds managed by State Street Global Advisors Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income

Consumer Discretionary Select Sector SPDR Fund	$96,892,617	$144,629,277	144,629,277	$191,029,699	191,029,699	$50,492,195	$157,413
Consumer Staples Select Sector SPDR Fund	142,489,554	151,752,832	151,752,832	231,336,863	231,336,863	62,905,523	52,844
Energy Select Sector SPDR Fund	100,170,748	313,280,197	313,280,197	295,504,269	295,504,269	117,946,676	55,347
Financial Select Sector SPDR Fund	144,296,216	217,877,536	217,877,536	299,615,072	299,615,072	62,558,680	60,185
Health Care Select Sector SPDR Fund	91,781,838	170,979,201	170,979,201	236,654,914	236,654,914	26,106,125	34,900
Industrial Select Sector SPDR Fund	108,315,825	44,681,392	44,681,392	108,700,393	108,700,393	44,296,824	49,116
Materials Select Sector SPDR Fund	100,601,043	87,078,656	87,078,656	153,192,031	153,192,031	34,487,668	90,535
Technology Select Sector SPDR Fund	119,460,414	144,919,844	144,919,844	203,803,555	203,803,555	60,576,703	67,097
Utilities Select Sector SPDR Fund	163,816,373	717,571,726	717,571,726	712,923,962	712,923,962	168,464,137	109,726

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income

Consumer Discretionary Select Sector SPDR Fund	$1,547,322	$31,888,305	31,888,305	$29,136,401	29,136,401	$4,299,226	$1,618
Consumer Staples Select Sector SPDR Fund	7,061,290	101,888,832	101,888,832	107,713,470	107,713,470	1,236,652	5,014
Energy Select Sector SPDR Fund	7,174,578	47,930,401	47,930,401	49,847,504	49,847,504	5,257,475	4,581
Financial Select Sector SPDR Fund	8,465,728	59,665,431	59,665,431	59,408,364	59,408,364	8,722,795	4,464
Health Care Select Sector SPDR Fund	4,118,194	33,256,809	33,256,809	36,385,110	36,385,110	989,893	2,909
Industrial Select Sector SPDR Fund	4,150,289	35,630,466	35,630,466	37,536,199	37,536,199	2,244,556	2,585
Materials Select Sector SPDR Fund	3,340,822	22,047,002	22,047,002	23,506,730	23,506,730	1,881,094	1,730
Technology Select Sector SPDR Fund	26,793,302	64,022,421	64,022,421	71,179,834	71,179,834	19,635,889	7,594
Utilities Select Sector SPDR Fund	13,697,413	162,504,397	162,504,397	159,556,048	159,556,048	16,645,762	7,200

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2011 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Consumer Discretionary Select Sector SPDR Fund	$2,751,229,910	$55,666,806	$(267,254,380)	$(211,587,574)
Consumer Staples Select Sector SPDR Fund	5,782,561,751	273,068,116	(180,097,627)	92,970,489
Energy Select Sector SPDR Fund	8,069,422,497	45,524,686	(1,274,659,680)	(1,229,134,994)
Financial Select Sector SPDR Fund	6,928,349,716	19,125,665	(1,432,247,810)	(1,413,122,145)
Health Care Select Sector SPDR Fund	3,805,435,726	34,494,352	(417,148,322)	(382,653,970)
Industrial Select Sector SPDR Fund	3,301,627,782	8,318,927	(582,658,263)	(574,339,336)
Materials Select Sector SPDR Fund	1,998,933,279	5,382,665	(328,163,796)	(322,781,131)
Technology Select Sector SPDR Fund	8,697,642,873	411,977,336	(866,302,051)	(454,324,715)
Utilities Select Sector SPDR Fund	7,632,795,909	507,157,980	(321,528,047)	185,629,933

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: February 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: February 17, 2012